Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 15, 2018	Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Entity Registrant Name	CHEMED CORP
Trading Symbol	CHE
Entity Central Index Key	0000019584
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		16,161,250
Entity Public Float			$ 3,199,077,660
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes